Intangible Assets Other Than Goodwill	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
INTANGIBLE ASSETS OTHER THAN GOODWILL
NOTE 8: INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets as of December 31, 2013 and 2012 consist of the following:

December 31, 2013	Acquisition Cost	Additions	Accumulated Amortization	Net Book Value December 31, 2013
Trade name	$ 10,420	$ —	$ (6,252)	$ 4,168
Port terminal operating rights	34,060	2,092	(7,444)	28,708
Customer relationships	36,120	—	(11,277)	24,843
Total intangible assets	$ 80,600	$ 2,092	$ (24,973)	$ 57,719

December 31, 2012	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2012
Trade name	$ 10,420	$ (5,210)	$ 5,210
Port terminal operating rights	34,060	(6,462)	27,598
Customer relationships	36,120	(9,503)	26,617
Favorable lease terms	3,780	(3,780)	—
Total intangible assets	$ 84,380	$ (24,955)	$ 59,425

       On March 19, 2013, Navios Logistics acquired Energias Renovables del Sur S.A (“Enresur”), an Uruguayan company, for a total consideration of $2,092. Enresur, as a free zone direct user, holds the right to occupy approximately 12 hectares of undeveloped land located in Nueva Palmira free zone in Uruguay, near Navios Logistics' existing port.
Amortization expense for each of the years ended December 31, 2013, 2012 and 2011, amounted to $3,799, $4,438 and $4,436, respectively.
The aggregate amortization of acquired intangibles will be as follows:

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Trade name	$ 1,042	$ 1,042	$ 1,042	$ 1,042	$ —	$ —	$ 4,168
Port terminal operating rights	983	983	983	983	983	23,793	28,708
Customer relationships	1,775	1,775	1,775	1,775	1,775	15,968	24,843

Total	$ 3,800	$ 3,800	$ 3,800	$ 3,800	$ 2,758	$ 39,761	$ 57,719

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